Retirement Plans and Postretirement Medical Benefits (Other Changes in Plan Assets and Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		$ (34,890)	$ (195)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(7,433)	4,631
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax		(128)	1,724
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		(2,920)	0
Adjustment For Actual Medicare Premium		481	(651)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax		44,890	(5,509)
Foreign Pension Plans, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		(29,320)	32,596
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax		0	0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		(14,445)	(14,103)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax		112	112
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Transition Asset (Obligation), before Tax		(9)	(10)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	(444)	0		(274)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax		(43,868)	17,947
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		(111,232)	73,701
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax		0	127
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		(32,494)	(52,957)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax		380	803
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Transition Asset (Obligation), before Tax		0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		(2,638)	48	(3,036)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax		$ (146,744)	$ 19,862